Appendix 2 Changes in the Scope of Consolidation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Scope Of Consolidation [Abstract]
Summary of Companies Incorporated Into the Scope of Consolidation

The companies incorporated into the scope of consolidation, are as follows:

	Percentage of control at 12/31/2017			Percentage of control at 12/31/2016
Company	Direct	Indirect	Total	Direct	Indirect	Total
Empresa de Trasmisión Chena S.A.	—	100.00%	100.00%	—	—	—

Summary of Companies Eliminated From the Scope of Consolidation

Companies eliminated from the scope of consolidation:

	December 31, 2017				December 31, 2016
	Ownership Interest				Ownership Interest
Company	Direct	Indirect	Total	Consolidation Method	Direct	Indirect	Total	Consolidation Method
Gasoducto TalTal S.A.	-	-	-	Full integration	—	100.00%	100.00%	Full integration
GNL Norte S.A.	-	-	-	Full integration	—	100.00%	100.00%	Full integration
Progas S.A.	-	-	-	Full integration	—	100.00%	100.00%	Full integration
GNL Quintero S.A.	-	-	-	Equity method	—	20.00%	20.00%	Equity method
Compañía Eléctrica Tarapacá S.A.	-	-	-	Full integration	3.78%	96.21%	99.99%	Full integration
Inversiones GasAtacama Holding Ltda.	-	-	-	Full integration	—	100.00%	100.00%	Full integration
GasAtacama S.A.	-	-	-	Full integration	—	100.00%	100.00%	Full integration
Electrogas (1)	-	42.50%	42.50%	Equity method	—	—	—	Equity method
Servicios Informáticos e Inmobiliarios Ltda. (2)	99.90%	0.10%	100.00%	Full integration	—	—	—	Full integration
Central Eólica Canela S.A. (3)	-	75.00%	75.00%	Full integration	—	—	—	Full integration

(1)See note 5.

(2)On September 1, 2017, this Company entity was merged with by Enel Chile, with the latter being the legal surviving entity.

(3)On December 22, 2017, this entity was liquidated and Company was wound up with its assets being were transferred to Gasatacama Chile.